DERIVATIVES AND HEDGING ACTIVITES (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The fair value of the Company’s outstanding derivative instruments is as follows:

		December 31,	June 30,
	Balance sheet	2017	2018

Derivatives designated as hedging instruments:

Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$140	$4
	''Accrued expenses and other liabilities''	-	84
	''Accumulated other comprehensive income (loss)''	116	(76)

Derivatives not designated as hedging instruments:

Cross currency SWAP	''Prepaid expenses and other current assets''	$3,346	$1,455

Schedule of Net (Gains) Losses Reclassified
The net gains (losses) reclassified from accumulated other comprehensive loss to the operating expenses are as follows:

	Gain (loss) recognized in Statements of Comprehensive Income		Gain (loss) recognized in consolidated statements of Income
	Six months ended June 30,	Statement of Income item	Six months ended June 30,
	2018		2017	2018
Derivatives designated as hedging instruments:
Foreign exchange options and forward contracts	$(192)	"Operating expenses"	$386	$(55)

Derivatives not designated as hedging instruments:
Foreign exchange options and forward contracts		"Financial expenses"	148	7
SWAP		"Financial expenses"	2,210	(1,891)

Total	$(192)		$2,744	$(1,939)